Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic and Foreign Components of Income Before Income Taxes

The domestic and foreign components of income before income taxes were as follows (in millions):

	Years Ended December 31,
	2013	2012	2011
Domestic	$1,362	$1,697	$1,193
Foreign	1,762	1,643	1,601

	$3,124	$3,340	$2,794

Components of Provision for Income Taxes

The components of the provision for income taxes consisted of (in millions):

	Years Ended December 31,
	2013	2012	2011
Current:
Federal	$632	$654	$450
State	55	44	34
Foreign	592	357	751

Total current income tax provision	1,279	1,055	1,235

Deferred:
Federal	(157)	(147)	(23)
State	(12)	(1)	(3)
Foreign	(167)	58	(315)

Total deferred income tax provision	(336)	(90)	(341)

Total income tax provision	$943	$965	$894

Difference Between Effective Tax Rate

The difference between the effective tax rate reflected in the provision for income taxes and the U.S. federal statutory rate was as follows (in millions):

	Years Ended December 31,
	2013	2012	2011
Federal income tax at U.S. statutory rate	$1,093	$1,169	$978
Foreign income tax rate differential	(216)	(149)	(149)
State income tax, net of federal benefit	27	29	20
Nondeductible expenses	26	29	41
Tax benefit of manufacturing deduction	(33)	(29)	(37)
Foreign dividends, net of foreign tax credits	32	(116)	11
Change in deferred tax valuation allowance	40	80	(18)
Other	(26)	(48)	48

Total income tax provision	$943	$965	$894

Significant Components of Defered Tax Assets and Liability

Significant components of our deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2013	2012	2011
Deferred tax assets:
Allowances and operating liabilities	$439	$368	$331
Net operating loss carryforwards	51	25	14
Postretirement benefits	49	54	14
Foreign tax credit carryforwards	300	259	106
Other	39	149	151

	878	855	616
Valuation allowance for deferred tax assets	(133)	(93)	(13)

Total deferred tax assets	745	762	603

Deferred tax liabilities:
Tax over book depreciation	306	268	204
Intangible assets	1,757	1,448	1,398
Deferred income	285	314	226
Accrued U.S. tax on unremitted earnings	92	92	70
Other	164	208	168

Total deferred tax liabilities	2,604	2,330	2,066

Net deferred tax liability	$1,859	$1,568	$1,463

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	2013	2012	2011
Unrecognized tax benefit at beginning of year	$128	$131	$118
Additions based on tax positions related to the current year	—	2	9
Additions for tax positions of prior years	—	—	13
Reductions for lapse of applicable statutes of limitations	(1)	(5)	(9)

Unrecognized tax benefit at end of year	$127	$128	$131